Oct. 05, 2018
Spouting Rock/Convex Global Dynamic Risk Fund

October 5, 2018

SPOUTING ROCK/CONVEX GLOBAL DYNAMIC RISK FUND (the “Fund”)
Supplement to the Prospectus dated January 28, 2018 As Amended March 2, 2018

The Board of Trustees of Unified Series Trust has approved a change in strategy for the Fund that will take effect no earlier than 60 days from the date of this Supplement, upon the effective date of a new prospectus changing the Fund’s principal investment strategies to reflect a small cap growth strategy. Concurrently, the Fund’s name will be changed to “Spouting Rock Small Cap Growth Fund” and the Fund’s investment objective will be changed to “long term capital appreciation.” The Fund will continue to pursue its current investment objective and strategy until the effective date of the new prospectus.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2018, As Amended March 2, 2018, and retain it for future reference.